Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	235	288
Additions	10	12
Disposals	(19)	(65)
End of year	226	235